Debt - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2021	Jul. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Settlement of debt		$ 178,400
Exchange ratio	71.26
Write-off of deferred beneficial conversion feature and warrant costs			$ 12,063
Loss on extinguishment of debt		1,100	1,148
Series B, Series B-3 and Series B-4 Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Write-off of deferred beneficial conversion feature and warrant costs		$ 12,100
Series B, Series B-3 and Series B-4 Convertible Notes | Convertible debt | Common stock
Debt Instrument [Line Items]
Shares issued in debt conversion | shares		37,695,910
Senior Secured Credit Agreement, due February 2023 | Secured debt
Debt Instrument [Line Items]
Available for borrowing			50,700
Borrowing capacity			$ 60,000
Senior Secured Credit Agreement, due February 2023 | Secured debt | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			2.75%
Senior Secured Credit Agreement, due February 2023 | Secured debt | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			2.25%
Senior Secured Credit Agreement, due February 2023 | Secured debt | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			3.25%
Senior Secured Credit Agreement, due February 2023 | Secured debt | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.75%
Senior Secured Credit Agreement, due February 2023 | Secured debt | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			2.75%